Schedule of Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2015
Minimum | Building and improvements
Property, Plant and Equipment
Property, plant and equipment, useful lives	2 years
Minimum | Machinery, equipment and tooling
Property, Plant and Equipment
Property, plant and equipment, useful lives	2 years
Minimum | Furniture and fixtures
Property, Plant and Equipment
Property, plant and equipment, useful lives	3 years
Minimum | Computer hardware and software
Property, Plant and Equipment
Property, plant and equipment, useful lives	2 years
Maximum | Building and improvements
Property, Plant and Equipment
Property, plant and equipment, useful lives	40 years
Maximum | Machinery, equipment and tooling
Property, Plant and Equipment
Property, plant and equipment, useful lives	20 years
Maximum | Furniture and fixtures
Property, Plant and Equipment
Property, plant and equipment, useful lives	15 years
Maximum | Computer hardware and software
Property, Plant and Equipment
Property, plant and equipment, useful lives	7 years